Capital Lease Obligations (Annual Requirements For Retirement Of The Capital Lease Obligations) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Capital Leases Future Minimum Payments [Line Items]
2014	$ 31,687
2015	18,445
Total Minimum Lease Payments	50,132
Less: Amount Representing Interest	(8,580)
Present Value of Minimum Lease Payments	$ 41,552	$ 97,285